Neuberger Berman Income Funds®
Neuberger Berman Core Bond Fund
Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 28, 2019, as amended and supplemented
This supplement describes important changes affecting Neuberger Berman Core Bond Fund (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Reduction of the Fund’s Investment Advisory Fee Rate and Contractual Expense Limitation Arrangements: Effective immediately, for investment management services, the Fund pays NBIA a fee at the annual rate of 0.18% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Additionally, the contractual expense limitation arrangements for each of Class A, Class C, Institutional Class, Investor Class and Class R6 will be reduced, as described below. As a result, effective immediately:

(1) The fee table and expense example included in the Fund’s Class A, Class C and Institutional Class Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	4.25	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45	0.45	0.33
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.15	0.15	0.15
Total annual operating expenses	0.85	1.60	0.48
Fee waiver and/or expense reimbursement[3]	0.06	0.06	0.09
Total annual operating expenses after fee waiver and/or expense reimbursement[4]	0.79	1.54	0.39

1  For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
2  “Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
3  “Fee waiver and/or expense reimbursement” has been restated to reflect the contractual expense limit for each Class as disclosed in note 4.
4  Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.78%, 1.53% and 0.38% of average net assets, respectively. Each of these undertakings lasts until 10/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.78%, 1.53% and 0.38% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$502	$667	$859	$1,413
Class C (assuming redemption)	$257	$486	$853	$1,884
Class C (assuming no redemption)	$157	$486	$853	$1,884
Institutional Class	$40	$125	$240	$576

(2) The fee table and expense example included in the Fund’s Investor Class Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.45
Distribution and/or shareholder service (12b-1) fees	0.25
Other expenses	0.35
Total annual operating expenses	1.05
Fee waiver and/or expense reimbursement[2]	0.26
Total annual operating expenses after fee waiver and/or expense reimbursement[3]	0.79

1  “Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.

2  “Fee waiver and/or expense reimbursement” has been restated to reflect the contractual expense limit for each Class as disclosed in note 3.
3  Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of that class are limited to 0.78% of average net assets. This undertaking lasts until 10/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Investor Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.78% of the class’ average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$81	$252	$499	$1,208

(3) The fee table and expense example included in the Fund’s Class R6 Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.23
Distribution and/or shareholder service (12b-1) fees	None
Other expenses[2]	0.15
Total annual operating expenses	0.38
Fee waiver and/or expense reimbursement[3]	0.09
Total annual operating expenses after fee waiver and/or expense reimbursement[4]	0.29

1  “Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.

2  “Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

3  “Fee waiver and/or expense reimbursement” has been restated to reflect the contractual expense limit for each Class as disclosed in note 4.
4  Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.28% of average net assets. This undertaking lasts until 10/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.28% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R6	$30	$93	$185	$453

(4)  The first full paragraph in the “Investment Management and Administration Services — Management and Administration Fees” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

For investment management services, Neuberger Berman Core Bond Fund pays NBIA a fee at the annual rate of 0.18% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion.  Prior to January 15, 2020, for investment management services, Neuberger Berman Core Bond Fund paid NBIA a fee at the annual rate of 0.25% of the first $500 million of the Fund’s average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. For investment management services, Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) pays NBIA a fee at the annual rate of 0.25% of the first $500 million of the Fund’s average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

(5)  The Fund’s contractual expense limitation arrangements in the “Investment Management and Administration Services — Contractual Expense Limitations” section of the Statement of Additional Information are hereby deleted and replaced with the following:

Class	Limitation Period	Expense Limitation
Class A	10/31/2022	0.78%†
Class C	10/31/2022	1.53%††
Investor	10/31/2022	0.78%†
Institutional	10/31/2022	0.38%†††
R6	10/31/2022	0.28%††††

† 0.85% prior to January 15, 2020.
†† 1.60% prior to January 15, 2020.
††† 0.45% prior to January 15, 2020.
†††† 0.35% prior to January 15, 2020.

The date of this supplement is January 15, 2020.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com